Annual Operating Expenses - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - Fidelity Sustainable Emerging Markets Equity Fund - Fidelity Sustainable Emerging Markets Equity Fund
	Dec. 30, 2022
Operating Expenses:
Management fee	0.78%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	7.29%
Acquired fund fees and expenses	0.03%
Total annual operating expenses	8.10%	[2]
Fee waiver and/or expense reimbursement	6.82%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.28%	[2]

[1]	A The management fee is comprised of a basic fee of 0.78% adjusted up or down by a maximum of 0.10% based on the fund's performance relative to that of the MSCI Emerging Markets Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus, in part, because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the fund.
[3]	C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 1.25% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 29, 2024 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.